Description of Business and Organization (Details)		12 Months Ended
	Jan. 20, 2025 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CNY (¥)
Description of Business and Organization [Line Items]
Net liabilities		$ 27,018,300	$ 19,075,769
Disposal gain of subsidiary			60,622
Disposal of a Subsidiary [Member]
Description of Business and Organization [Line Items]
Cash consideration | ¥	¥ 2
Disposal of a Subsidiary [Member]
Description of Business and Organization [Line Items]
Incorporation date		Jul. 26, 2023
Net liabilities						$ 60,622	¥ 437,466
Disposal gain of subsidiary			$ 60,622	¥ 437,468
Wuxi Sowell Information Technology Company Limited (“Wuxi Sowell”) [Member]
Description of Business and Organization [Line Items]
Equity interest						100.00%	100.00%